Fair Value Measurement - Narrative (Details) $ in Millions	6 Months Ended
Dec. 31, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Receivables sold under these accounts receivable monetization agreements	$ 725
Expense related to sale of receivables	23
Supplemental Employee Retirement Plan [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Defined benefit plan, plan assets	185
Defined benefit plan, benefit obligation	168
700 Million Receivable Monetization Facility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Maximum eligible receivables that may be sold	700
110 Million Receivable Monetization Facility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Maximum eligible receivables that may be sold	$ 110